Valuation and qualifying accounts	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and qualifying accounts
Schedule V
Valuation and qualifying accounts

Amounts in EUR million	2022	2021	2020

Balance at January 1	238	276	199

Addition charged to earnings	18	12	154

Amounts written off and other changes	(45)	(57)	(70)

Transfers to disposal groups	(81)	-	-

Currency translation	7	7	(7)

Balance at December 31	138	238	276

The provisions can be analyzed as follows:

Mortgages	4	6	6

Other loans	-	112	182

Receivables	134	120	88

Total	138	238	276